Shareholders Equity	9 Months Ended
Sep. 30, 2024
Shareholders Equity
Shareholders Equity

13. Shareholders’ Equity

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At September 30, 2024, 84,247,306 ordinary shares were issued. 81,683,382 ordinary shares were fully paid and 2,563,924 ordinary shares were held by the Company as treasury shares (December 31, 2023: 2,893,792).

On September 30, 2024, the Company filed a shelf registration statement on Form F-3, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units. In relation to this registration statement, on September 30, 2024, the Company entered into a sales agreement with Cantor Fitzgerald & Co, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market (“ATM’) offerings. The company will pay Cantor Fitzgerald & Co a commission equal to 3% of the gross proceeds of the sales price of all ordinary shares sold through it as sales agent under the sale agreement. The Company defers direct, incremental costs associated to this offering, except for the commission costs to Cantor Fitzgerald & Co, which are a reduction to additional paid-in capital, and will deduct these costs from additional paid-in capital in the consolidated balance sheet proportionately to the amount of proceeds raised. In 2024, no shares were issued pursuant to this ATM facility through September 30, 2024. Refer to Note 22, for explanation of events occurring after the reporting date.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options and Restricted Stock Units (“RSUs”) may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan in the nine month period ended September 30, 2024 were € 1,976,000 (nine month period ended September 30, 2023: € 2,304,000), of which € 1,559,000 was recorded in general and administrative costs (nine month period ended September 30, 2023: € 2,010,000) and € 417,000 was recorded in research and development costs (nine month period ended September 30, 2023: € 294,000).